Leases (Details) - Schedule of Lease - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease assets (in Dollars)	$ 1,026	$ 1,110
Liabilities:
Operating lease liabilities, current (in Dollars)	235	301
Operating lease liabilities, Long term (in Dollars)	$ 759	$ 827
Vehicles [Member]
Weighted Average Discount Rate
Weighted Average Discount Rate	4.42%
Vehicles [Member] | Maximum [Member]
Remaining Lease Term
Remaining Lease Term	25 days
Vehicles [Member] | Minimum [Member]
Remaining Lease Term
Remaining Lease Term	2 years 9 months
Building [Member]
Weighted Average Discount Rate
Weighted Average Discount Rate	5.10%
Building [Member] | Maximum [Member]
Remaining Lease Term
Remaining Lease Term	1 year 9 months 3 days
Building [Member] | Minimum [Member]
Remaining Lease Term
Remaining Lease Term	10 years 7 months 2 days